 UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G ASSET-BACKED
SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2009 to December 31, 2011

Date of Report (Date of earliest event reported) February 13, 2012

Commission File Number of securitizer:   811-22228

Central Index Key Number of securitizer: 0001438246

Name and telephone number, including area code, of the person to contact in connection with this filing.

Ravi Sharma (818) 746-2309

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) 1[X]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

1 Securitizer is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

INFORMATION TO BE INCLUDED IN THE REPORT
REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)2

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

2 The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying the asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase in Covered Transactions for breaches of representations or warranties in the applicable underlying transaction agreements (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), and (iii) requesting all Reportable Information from the applicable trustee that is within its respective possession and which has not been previously provided to the securitizer.  However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because the applicable trustee was unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PNMAC Mortgage Opportunity Fund, L.P.(Securitizer)

Date  February 13, 2012

/s/ Vandad Fartaj                                             (Signature)

By:     Vandad Fartaj
Title:  Chief Capital Markets Officer of PNMAC Capital Management, LLC, its Investment Advisor